Convertible Preferred Stock and Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					9 Months Ended		12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	May 31, 2019	Aug. 31, 2018	Oct. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Proceeds from the issuance of common stock upon initial public offering, net of offering costs							$ 167,929
Common stock, shares authorized									42,000,000
Common Stock
Class of Stock [Line Items]
Common stock, voting rights							The holders of the voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders.		The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.
Minimum | Common Stock
Class of Stock [Line Items]
Beneficial ownership percentage							9.99%
Maximum | Common Stock
Class of Stock [Line Items]
Beneficial ownership percentage							19.99%
IPO
Class of Stock [Line Items]
Proceeds from the issuance of common stock upon initial public offering, net of offering costs		$ 166,600							$ 50,000
Sale of common stock in initial public offering, net of offering costs of $2,538, (shares)		9,573,750
Convertible preferred stock converted into common stock		30,437,423					30,437,423
Common stock, shares authorized		500,000,000					500,000,000
IPO | Common Stock
Class of Stock [Line Items]
Public offering price		$ 19.00					$ 19.00		$ 11.80
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued	3,443,612	0					0		0
Convertible preferred stock, price per share	$ 14.5197
Net proceeds from issuance of preferred stock	$ 49,800						$ 49,826
Temporary equity, shares authorized		0					0		0
Convertible preferred stock converted into common stock									3,443,612
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued		0	7,628,846	7,628,846			0		7,628,846	0
Convertible preferred stock, price per share				$ 3.9325					$ 3.9325
Net proceeds from issuance of preferred stock			$ 29,900	$ 29,800			$ 29,942	$ 29,848	$ 29,848
Temporary equity, shares authorized		0		7,628,846			0		18,500,000
Convertible preferred stock, price per share				$ 3.9325
Temporary equity, contract terms				In the event the holders did not purchase additional shares of Series B, their initial shares of Series B would have automatically converted into shares of the Company's common stock at a conversion ratio of 10 shares of Series B for 1 share of common stock.
Convertible preferred stock converted into common stock									7,628,846
Non-voting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		12,850,259					12,850,259		0
Non-voting Common Stock | IPO
Class of Stock [Line Items]
Convertible preferred stock converted into common stock		11,110,371					11,110,371
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued		0			5,728,376		0		11,736,119	11,736,119
Convertible preferred stock, price per share					$ 3.1423				$ 3.1423
Net proceeds from issuance of preferred stock					$ 17,900					$ 17,937
Temporary equity, shares authorized		0				5,728,376	0		13,574,008
Convertible preferred stock, price per share						$ 3.1423
Temporary equity, contract terms						In the event the holders did not purchase additional shares of Series A, their initial shares of Series A would have automatically converted into shares of the Company's common stock at a conversion ratio of 10 shares of Series A for 1 share of common stock. In August 2018, the Series A Future Tranche Right was exercised in full by the Series A investors.
Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, voting rights									Holders of the Convertible Preferred Stock are entitled to one vote for each share of common stock into which their shares may be converted and, subject to certain Convertible Preferred Stock class votes specified in the Company's certificate of incorporation or as required by law, holders of the Convertible Preferred Stock and common stock vote together on an as-converted basis.
Percentage of share holders elected for affirmative election									66.00%